Accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Payroll liabilities	$ 43,355	$ 28,524
Income and other taxes payable	20,449	26,515
Loans from affiliates and joint ventures	8,299	11,387
Dividends payable	3,022	2,674
Other	2,783	3,125
Accrued liabilities	$ 77,908	$ 72,225